Document and Entity Information	May 09, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001768267
Document Type	8-K/A
Document Period End Date	May 09, 2024
Entity Registrant Name	CERENCE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39030
Entity Tax Identification Number	83-4177087
Entity Address, Address Line One	25 Mall Road
Entity Address, Address Line Two	Suite 416
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(857)
Local Phone Number	362-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CRNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment to Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K of Cerence Inc. (the “Company”) filed with the Securities and Exchange Commission on May 9, 2024 (the “Original Form 8-K”). The Original Form 8-K related to the announcement of the Company’s financial results for the quarter ended March 31, 2024. Due to a technical issue, a portion of the related conference call was inaudible to listeners. The sole purpose of this Amendment is to furnish the prepared remarks from such conference call as an exhibit. No other changes have been made to the Original Form 8-K.